Offerings - Offering: 1	Aug. 27, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	8,560,000
Proposed Maximum Offering Price per Unit	3.82
Maximum Aggregate Offering Price	$ 32,699,200
Fee Rate	0.01476%
Amount of Registration Fee	$ 4,826.4
Offering Note	Covers 8,560,000 additional shares of the Registrant’s common stock, par value $0.0001 per share (“Common Stock”), issuable under the 2020 Incentive Equity Plan of Digital Turbine, Inc. (as amended, the “Plan”). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also be deemed to cover any additional shares of Common Stock that may from time to time be offered or issued under the Plan to prevent dilution resulting from stock splits, stock dividends or similar transactions that increases the number of outstanding shares of Common Stock.
(2)Pursuant to Rule 457(c) and 457(h) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is the average of the high ($4.04) and low ($3.59) prices reported for the registrant’s Common Stock quoted on the Nasdaq Capital Market on August 26, 2024.
(3)The Registrant does not have any fee offsets.